Consolidated Statement of Changes in Equity Statement - EUR (€) € in Millions	Total	Pre-Merger Share-based Compensation	Post-Merger Share-based Compensation	Share capital	Share capital Pre-Merger Share-based Compensation	Share capital Post-Merger Share-based Compensation	Share premium	Share premium Pre-Merger Share-based Compensation	Share premium Post-Merger Share-based Compensation	Merger reserves	Other reserves	Treasury shares	Treasury shares Pre-Merger Share-based Compensation	Treasury shares Post-Merger Share-based Compensation	Retained earnings	Retained earnings Pre-Merger Share-based Compensation	Retained earnings Post-Merger Share-based Compensation
Equity attributable to owners of parent at Dec. 31, 2015	€ 871.0			€ 3.0			€ 2,729.0			€ 0.0	€ (180.0)	€ (3,307.0)			€ 1,626.0
Profit after taxes	549.0														549.0
Other comprehensive income/(expense)	(290.0)										(239.0)				(51.0)
Comprehensive income for the period	259.0										(239.0)				498.0
Increase (decrease) through share-based payment transactions related to merger		€ 9.0	€ 9.0					€ 9.0	€ 9.0				€ (6.0)	€ 0.0		€ 6.0	€ 0.0
Cancellation of CCE shares	0.0			(3.0)			(2,738.0)			(572.0)		3,313.0
Issuance of CCEP shares in consideration for CCIP and CCEG	8,469.0			3.0						8,466.0
Group reconstruction transaction	0.0			2.0			7,605.0			(7,607.0)
Return of capital to CCE shareholders	(2,963.0)														(2,963.0)
Capital reduction	0.0						(7,500.0)								7,500.0
Reclassifications of share-based payments	(22.0)														(22.0)
Equity-settled share-based payment expense	29.0				€ 0.0	€ 0.0									29.0
Share-based payment tax effects	5.0														5.0
Dividends	(205.0)														(205.0)
Equity attributable to owners of parent at Dec. 31, 2016	6,461.0			5.0			114.0			287.0	(419.0)	0.0			6,474.0
Profit after taxes	688.0														688.0
Other comprehensive income/(expense)	(11.0)										(84.0)				73.0
Comprehensive income for the period	677.0										(84.0)				761.0
Issuance of CCEP shares in consideration for CCIP and CCEG										8,500.0
Issue of shares during the year	13.0						13.0
Equity-settled share-based payment expense	11.0			0.0											11.0
Share-based payment tax effects	14.0														14.0
Dividends	(491.0)														(491.0)
Equity attributable to owners of parent at Dec. 31, 2017	6,685.0			5.0			127.0			287.0	(503.0)	0.0			6,769.0
Profit after taxes	909.0														909.0
Other comprehensive income/(expense)	(47.0)										(49.0)				2.0
Comprehensive income for the period	862.0										(49.0)				911.0
Issue of shares during the year	25.0						25.0
Equity-settled share-based payment expense	16.0			0.0											16.0
Share-based payment tax effects	(7.0)														(7.0)
Dividends	(515.0)														(515.0)
Own shares purchased under share buyback programme	(502.0)			(0.1)							0.1				(502.0)
Equity attributable to owners of parent at Dec. 31, 2018	€ 6,564.0			€ 5.0			€ 152.0			€ 287.0	€ (552.0)	€ 0.0			€ 6,672.0